REVENUE - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 185,685	$ 163,302	$ 360,939	$ 321,627
Performance obligations satisfied in the previous year	0	4,900	1,700	3,800
Network AI Fees
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	167,500	139,400	321,500	280,200
Financial Service
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 18,200	$ 23,900	$ 39,400	$ 41,400